Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Oct. 29, 2013
Document Effective Date	Oct. 29, 2013
Prospectus Date	Oct. 29, 2013